UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09333

Oppenheimer Main Street Mid Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: 3/31/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

	Shares	Value

Common Stocks—97.0%

Consumer Discretionary—16.2%

Auto Components—2.6%
Dana Holding Corp.	3,676,910	$77,803,416

Delphi Automotive plc	264,250	21,071,295

		98,874,711

Hotels, Restaurants & Leisure—3.5%
Brinker International, Inc.	985,840	60,688,310

Dunkin’ Brands Group, Inc.	1,482,105	70,488,914

		131,177,224

Household Durables—1.7%
Toll Brothers, Inc.[1]	1,636,289	64,371,609

Media—1.7%
IMAX Corp.[1]	1,906,130	64,255,642

Specialty Retail—5.7%
Foot Locker, Inc.	393,940	24,818,220

O’Reilly Automotive, Inc.[1]	277,080	59,915,779

Ross Stores, Inc.	591,390	62,308,851

Sally Beauty Holdings, Inc.[1]	1,877,240	64,520,739

		211,563,589

Textiles, Apparel & Luxury Goods—1.0%
PVH Corp.	345,691	36,836,833

Consumer Staples—3.6%

Food & Staples Retailing—0.9%
Rite Aid Corp.[1]	3,997,631	34,739,413

Food Products—1.8%
Flowers Foods, Inc.	2,946,691	67,007,753

Personal Products—0.9%
Nu Skin Enterprises, Inc., Cl. A	567,970	34,197,474

Energy—4.3%

Oil, Gas & Consumable Fuels—4.3%
Antero Midstream Partners LP2	1,213,321	29,350,235

Noble Energy, Inc.	1,378,851	67,425,814

Shell Midstream Partners LP2	469,469	18,309,291

	Shares	Value

Oil, Gas & Consumable Fuels (Continued)

Western Refining, Inc.	954,470	$47,141,273

		162,226,613

Financials—21.8%

Commercial Banks—5.6%
Comerica, Inc.	1,414,900	63,854,437

Huntington Bancshares, Inc.	5,563,173	61,473,062

Regions Financial Corp.	9,086,080	85,863,456

		211,190,955

Consumer Finance—3.4%
Discover Financial Services	1,199,060	67,567,031

Navient Corp.	2,928,900	59,544,537

		127,111,568

Diversified Financial Services—1.4%
CME Group, Inc., Cl. A	562,814	53,304,114

Insurance—4.2%
Aflac, Inc.	484,440	31,009,005

FNF Group	2,234,990	82,158,232

Genworth Financial, Inc., Cl. A1	6,060,530	44,302,474

		157,469,711

Real Estate Investment Trusts (REITs)—7.2%
American Capital Agency Corp.	1,311,410	27,972,375

Digital Realty Trust, Inc.	516,633	34,077,113

Lamar Advertising Co., Cl. A	652,370	38,665,970

Mid-America Apartment Communities, Inc.	955,139	73,803,590

Outfront Media, Inc.	1,604,187	47,997,275

Starwood Property Trust, Inc.	1,952,126	47,436,662

		269,952,985

Health Care—15.0%

Biotechnology—1.7%
BioMarin Pharmaceutical, Inc.[1]	274,170	34,167,065

Celldex Therapeutics, Inc.[1]	376,540	10,494,170

1 OPPENHEIMER MAIN STREET MID CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Biotechnology (Continued)

Puma Biotechnology, Inc.[1]	81,270	$19,188,660

		63,849,895

Health Care Equipment & Supplies—2.3%
Align Technology, Inc.[1]	413,930	22,263,225

Boston Scientific Corp.[1]	2,126,810	37,750,877

DexCom, Inc.[1]	393,781	24,548,308

		84,562,410

Health Care Providers & Services—7.9%
Centene Corp.[1]	865,774	61,201,564

Envision Healthcare Holdings, Inc.[1]	1,900,660	72,890,311

HealthSouth Corp.	1,143,894	50,743,138

Omnicare, Inc.	374,233	28,838,395

Universal Health Services, Inc., Cl. B	716,619	84,353,222

		298,026,630

Health Care Technology—0.5%
HMS Holdings Corp.[1]	1,172,011	18,107,570

Pharmaceuticals—2.6%
Actavis plc[1]	333,500	99,256,270

Industrials—14.5%

Aerospace & Defense—1.2%
L-3 Communications Holdings, Inc.	367,460	46,222,793

Airlines—0.8%
Spirit Airlines, Inc.[1]	366,570	28,357,855

Commercial Services & Supplies—4.0%
Tyco International plc	1,681,537	72,406,983

Waste Connections, Inc.	1,633,528	78,638,038

		151,045,021

Electrical Equipment—0.6%
Generac Holdings, Inc.[1]	424,970	20,691,789

Machinery—1.1%
Joy Global, Inc.	1,037,969	40,667,626

	Shares	Value

Professional Services—2.5%

On Assignment, Inc.[1]	902,980	$34,647,343

Robert Half International, Inc.	967,910	58,577,913

		93,225,256

Road & Rail—1.6%
Genesee & Wyoming, Inc., Cl. A1	635,370	61,275,083

Trading Companies & Distributors—2.7%
NOW, Inc.[1]	4,706,898	101,857,273

Information Technology—12.6%

Internet Software & Services—0.8%
Pandora Media, Inc.[1]	1,765,900	28,625,239

IT Services—1.5%
Amdocs Ltd.	532,985	28,994,384

Xerox Corp.	2,164,110	27,808,814

		56,803,198

Semiconductors & Semiconductor Equipment—3.9%
Applied Materials, Inc.	3,111,150	70,187,544

Cavium, Inc.[1]	682,584	48,340,599

Skyworks Solutions, Inc.	285,274	28,039,581

		146,567,724

Software—5.1%
Fortinet, Inc.[1]	1,707,148	59,664,822

Guidewire Software, Inc.[1]	1,056,475	55,581,150

PTC, Inc.[1]	618,764	22,380,694

ServiceNow, Inc.[1]	471,860	37,173,131

Splunk, Inc.[1]	298,950	17,697,840

		192,497,637

Technology Hardware, Storage & Peripherals—1.3%
Western Digital Corp.	528,392	48,088,956

Materials—6.9%

Chemicals—3.3%
Eastman Chemical Co.	840,610	58,220,648

2 OPPENHEIMER MAIN STREET MID CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Chemicals (Continued)

International Flavors & Fragrances, Inc.	571,530	$67,097,622

		125,318,270

Containers & Packaging—0.9%
Packaging Corp. of America	442,052	34,564,046

Metals & Mining—2.7%
Alcoa, Inc.	5,168,630	66,778,700

Franco-Nevada Corp.	666,169	32,335,843

		99,114,543

Utilities—2.1%

Electric Utilities—1.0%
Exelon Corp.	1,105,022	37,139,789

Multi-Utilities—0.5%
Consolidated Edison, Inc.	309,480	18,878,280

	Shares	Value

Utilities (Continued)

Water Utilities—0.6%
Aqua America, Inc.	826,082	$21,767,261

Total Common Stocks (Cost $2,940,529,557)		3,640,790,608

Investment Company—2.2%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.12%[3,4] (Cost $81,181,469)	81,181,469	81,181,469

Total Investments, at Value (Cost $3,021,711,026)	99.2%	3,721,972,077

Net Other Assets (Liabilities)	0.8	28,854,390

Net Assets	100.0%	$3,750,826,467

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield as of March 31, 2015.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended March 31, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2014	Additions	Reductions	March 31, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	135,970,960	1,184,225,152	1,239,014,643	81,181,469

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$ 81,181,469	$ 82,250

3 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

1. Organization

Oppenheimer Main Street Mid Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

4 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

5 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 31, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$607,079,608	$—	$—	$607,079,608
Consumer Staples	135,944,640	—	—	135,944,640
Energy	162,226,613	—	—	162,226,613
Financials	819,029,333	—	—	819,029,333
Health Care	563,802,775	—	—	563,802,775
Industrials	543,342,696	—	—	543,342,696

6 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Common Stocks (Continued)
Information Technology	$472,582,754	$—	$—	$472,582,754
Materials	258,996,859	—	—	258,996,859
Utilities	77,785,330	—	—	77,785,330
Investment Company	81,181,469	—	—	81,181,469

Total Assets	$3,721,972,077	$—	$—	$3,721,972,077

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

7 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,029,426,836

Gross unrealized appreciation	$836,866,853
Gross unrealized depreciation	(144,321,612)

Net unrealized appreciation	$692,545,241

8 OPPENHEIMER MAIN STREET MID CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Mid Cap Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/12/2015